Master Trust Information (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Master Trust [Line Items]
Schedule of Master Trust
The following tables present the Master Trust balances and the Plan’s interest in the Master Trust balances as of December 31, 2025 and 2024:

	Master Trust Balances as of December 31, 2025	Plan’s interest in Master Trust Balances as of December 31, 2025
Parent Company common stock	$228,264,940	$6,964,222
Common collective trusts	5,547,791,181	87,253,255
Mutual funds	234,860,058	1,890,058
Cash equivalents	21,041,877	341,146
Total investments at fair value	$6,031,958,056	$96,448,681
Investment contracts at contract value (see Note 5)	386,072,611	4,957,092
Total investments	$6,418,030,667	$101,405,773

	Master Trust Balances as of December 31, 2024	Plan’s interest in Master Trust Balances as of December 31, 2024
Parent Company common stock	$309,098,578	$10,663,075
Common collective trusts	4,863,355,623	68,419,811
Mutual funds	201,558,912	1,402,935
Cash equivalents	14,576,829	261,572
Total investments at fair value	$5,388,589,942	$80,747,393
Investment contracts at contract value (see Note 5)	399,239,232	4,692,599
Total investments	$5,787,829,174	$85,439,992
The following table presents the net appreciation in fair values of investments and investment income of the Master Trust and Plan for the Year Ended December 31, 2025:

	Master Trust Balances	Plan’s interest in Master Trust Balances
Net appreciation	$826,950,750	$11,623,951
Interest, dividends and other income	30,659,229	443,697
Total investment income	$857,609,979	$12,067,648